UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-02884

Barrett Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

90 Park Avenue, New York, NY 10016
(Address of principal executive offices) (Zip code)

Peter H. Shriver, President
90 Park Avenue
New York, NY 10016
(Name and address of agent for service)

(212) 983-5080
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2018

Date of reporting period:  November 30, 2017

Item 1. Schedule of Investments.

Barrett Opportunity Fund
Schedule of Investments
November 30, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 88.67%
	Beverage and Tobacco Product Manufacturing - 1.75%
10,000	PepsiCo., Inc.	$1,165,200
	Building Material and Garden Equipment and Supplies Dealers - 1.08%
4,000	The Home Depot, Inc.	719,280
	Chemical Manufacturing - 4.62%
12,000	Abbott Laboratories	676,440
12,000	AbbVie, Inc.	1,163,040
5,000	Johnson & Johnson	696,650
15,000	Pfizer, Inc.	543,900
		3,080,030
	Computer and Electronic Product Manufacturing - 8.01%
5,000	Apple, Inc.	859,250
115,710	Koninklijke Philips Electronics NV - NY Registered Shares - ADR	4,482,605
		5,341,855
	Credit Intermediation and Related Activities - 15.96%
194,471	The Bank of New York Mellon Corp. (a)	10,645,343
	Data Processing, Hosting and Related Services - 2.57%
15,000	Automatic Data Processing, Inc.	1,716,900
	Insurance Carriers and Related Activities - 5.76%
4,000	Berkshire Hathaway, Inc. - Class B (b)	772,040
20,152	Chubb Ltd.	3,065,321
		3,837,361
	Merchant Wholesalers, Nondurable Goods - 3.24%
18,242	Monsanto Co.	2,158,758
	Miscellaneous Manufacturing - 3.65%
10,000	3M Co.	2,431,400
	Other Information Services - 2.68%
1,750	Alphabet, Inc. - Class C (b)	1,787,468
	Petroleum and Coal Products Manufacturing - 15.80%
60,600	Murphy Oil Corp.	1,693,770
21,825	Murphy USA, Inc. (b)	1,720,901
111,100	Royal Dutch Shell PLC - Class A - ADR	7,123,732
		10,538,403
	Publishing Industries (except Internet) - 1.26%
10,000	Microsoft Corp.	841,700
	Real Estate - 0.77%
17,500	Alexander & Baldwin, Inc.	508,550
	Transportation Equipment Manufacturing - 18.76%
60,400	General Dynamics Corp. (a)	12,512,464
	Wood Product Manufacturing - 2.76%
70,000	Leucadia National Corp.	1,841,700
	Total Common Stocks (Cost $10,740,417)	59,126,412

		Value
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 10.68%
	Real Estate - 10.68%
224,775	Forest City Realty Trust, Inc. - Class A	5,383,361
54,985	Rayonier, Inc.	1,734,777
	Total Real Estate Investment Trusts (Cost $613,893)	7,118,138

	SHORT-TERM INVESTMENTS - 0.51%
	Money Market Funds - 0.51%
341,897	Fidelity Institutional Money Market Fund - Government Portfolio - Class I, 0.97% (c)	341,897
	Total Short-Term Investments (Cost $341,897)	341,897

	Total Investments (Cost $11,696,207) - 99.86%	66,586,447
	Other Assets in Excess of Liabilities - 0.14%	93,668
	Total Net Assets - 100.00%	$66,680,115

Percentages stated are a percentage of net assets.
ADR	American Depository Receipt
(a)	A portion of this security may be subject to call options written and is pledged as collateral for options written. The aggregate value of these securities as of
November 30, 2017 was $3,920,960. See Note 2.
(b)	Non-income producing security.
(c)	Variable rate security. The rate listed is as of November 30, 2017.

SCHEDULE OF OPTIONS WRITTEN

Number of Contracts		Notional Amount	Value
	Call Options
	Bank of New York Mellon Corp.
200	Expiration: January 2018, Exercise Price: $50.00	$1,094,800	$105,000
100	Expiration: January 2018, Exercise Price: $55.00	547,400	13,000
	General Dynamics Corp.
60	Expiration: January 2018, Exercise Price: $190.00	1,242,960	108,240
50	Expiration: January 2018, Exercise Price: $210.00	1,035,800	15,500

	Total Options Written (Premiums Received $134,200)		$241,740

	The accompanying notes are an integral part of this Schedule of Investments.

Notes to the Schedule of Investments (Unaudited)

1)	Investment Valuation

Equity securities, including common stocks and REITs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Exchange traded options, including options written, are valued at the composite price, using the National Best Bid and Offer quotes ("NBBO"). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund's Board of Directors.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC Topic 820”), establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

	Level 1 -	quoted prices in active markets for identical investments as of the measurement date
	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 -	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Inputs refer broadly to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Fund. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets include listed equities, including common stocks and REITs, and certain money market securities, and are classified within Level 1. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value as of November 30, 2017. The inputs and methodologies used to value securities may not be an indication of the risk associated with investing in these securities.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets
Common Stocks
Finance & Insurance	$14,482,704	$-	$-	$14,482,704
Information	4,346,068	-	-	4,346,068
Manufacturing	36,911,052	-	-	36,911,052
Real Estate, Rental & Leasing	508,550	-	-	508,550
Retail Trade	719,280	-	-	719,280
Wholesale Trade	2,158,758	-	-	2,158,758
Total Common Stocks	59,126,412	-	-	59,126,412
REITs	7,118,138	-	-	7,118,138
Money Market Funds	341,897	-	-	341,897

Total Assets	$66,586,447	$-	$-	$66,586,447

Liabilities
Options Written	$(241,740)	$-	$-	$(241,740)

There were no transfers of securities between levels during the reporting period. The Fund did not hold any level 3 securities during the period. It is the Fund's policy to record transfers between levels as of the end of the reporting period.

2)	Options

	GAAP requires enhanced disclosures about the Fund's derivative activities, including how such activities are accounted for and their effect on the Fund's financial position and results of operations.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into written call options to hedge against changes in the value of equities. The Fund's option component of the overall investment strategy is often referred to as a "buy-write" strategy (also called a "covered call" strategy), in which the Advisor (as defined below) writes (sells) a call option contract while at the same time owning an equivalent number of shares of the underlying stock to generate moderate current income. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange's clearing house guarantees the options against default.

	As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised.

	Derivative Instruments
	The Fund may invest in derivative instruments. The use of derivatives included written options. The following table summarizes the effect of derivatives:

	Statement of Assets & Liabilities - Values of derivative instruments as of November 30, 2017:
			Liability Derivatives
		Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Value
		Equity Contracts - Options	Options written, at value	$241,740

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Barrett Opportunity Fund

By (Signature and Title)  /s/ Peter H. Shriver
Peter H. Shriver, President

Date  January 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Peter H. Shriver
Peter H. Shriver, President

Date  January 16, 2018

By (Signature and Title)* /s/ John G. Youngman
John G. Youngman, Treasurer

Date  January 16, 2018

* Print the name and title of each signing officer under his or her signature.